SHARE-BASED COMPENSATION - Information for Share Options (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from the exercise of share options	$ 0	$ 7,101	$ 1,061
2006 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from the exercise of share options	0	2,756	397
Intrinsic value of share options exercised	$ 0	$ 7,370	$ 747
2011 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 0	$ 2.28	$ 1.21
Proceeds from the exercise of share options	$ 0	$ 4,345	$ 664
Intrinsic value of share options exercised	$ 0	$ 1,655	$ 129